4. SMALL BUSINESS ASSOCIATION LOAN (Tables) - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
Small Business Association Loan
2014	$830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	1,835
$7,064